Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net
Accounts Receivable, Net

4.Accounts Receivable, Net

Accounts receivable, net is consisted of the following:

	December 31, 2022	December 31, 2023
	RMB	RMB
Accounts receivable, gross:	3,233	1,596
Less: allowance for expected credit loss of receivables	—	(39)
Accounts receivable, net	3,233	1,557

4.	Accounts Receivable, Net (Continued)

The following table sets out movements of the credit loss provision for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	—	—	—
Current year provision	—	—	(39)
Balance at end of the year	—	—	(39)